Share Based compensation - Additional Information (Details)				1 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Nov. 11, 2017 CNY (¥) shares	Nov. 11, 2017 USD ($) shares	Jan. 31, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of fully vested ordinary shares		352,500	352,500
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					¥ 16,108,951	$ 2,342,950
Maximum life of option				6 years
Vesting percentage of share based compensation	50.00%			50.00%
Number of stock options granted					1,733,000	1,733,000
Weighted-average grant date fair value | $ / shares						$ 5.54
Aggregate grant date fair value of the outstanding options	¥ 60,525,042				¥ 60,525,042		$ 8,803,002
Fair value of share options vested					5,431,798	$ 790,022
Unrecognized compensation expense related to unvested options, net	¥ 42,791,057				¥ 42,791,057		$ 6,223,701
Weighted-average period					3 years 1 month 9 days	3 years 1 month 9 days
2018 Share Incentive Plan | First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage of share based compensation				100.00%
2018 Share Incentive Plan | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants				9,000,000
General and Administrative Costs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 38,048,000	$ 5,847,871